UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-2788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of September 30, 2005

                                                        Face        Interest         Maturity
                                Issue                  Amount         Rate            Date(s)                              Value
                              ----------            ------------    --------   -----------------------                --------------
Government Agency     Ginnie Mae MBS Certificates   $ 61,769,262      5.00 %   11/15/2032 - 10/15/2035                $  61,194,780
Mortgaged-Backed                                      37,877,653      5.50      3/15/2032 - 2/15/2035                    38,259,758
Obligations* - 99.4%                                  13,810,187      6.00     11/15/2023 - 12/15/2032                   14,154,180
                                                       7,698,472      6.50      5/15/2023 - 4/15/2032                     8,023,908
                                                       6,029,742      7.00     3/15/2022 - 12/15/2030                     6,365,871
                                                       2,379,658      7.50      2/15/2022 - 9/15/2030                     2,538,844
                                                       1,008,927      8.00      3/15/2017 - 5/15/2030                     1,080,952
                                                         526,524      8.50      6/15/2016 - 2/15/2025                       575,757
                                                         374,448      9.00     4/15/2016 - 10/15/2021                       407,804
                                                         578,274      9.50     10/15/2009 - 11/15/2020                      637,700
                                                         378,996     10.00      2/15/2016 - 6/15/2018                       423,480
                                                         127,411     11.50     4/15/2013 - 12/15/2015                       141,120
                                                          52,515     12.00      2/15/2013 - 6/15/2015                        59,504
                                                           2,043     13.50            5/15/2011                               2,298
                                                          14,408     14.50            4/15/2013                              16,499
                                                          77,702     15.00            6/15/2013                              89,571
                                                          26,162     16.00      3/15/2012 - 4/15/2012                        30,234
                                                         118,582     17.00     10/15/2011 - 12/15/2011                      137,933
-----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Obligations (Cost - $133,305,199) - 99.4%                                       134,140,193
-----------------------------------------------------------------------------------------------------------------------------------

                                                Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government         U.S. Treasury Bills            3,000,000      3.30           10/20/2005                           2,995,905
Obligations** - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $2,995,905) - 2.2%                                                                    2,995,905
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $136,301,104***) - 101.6%                                                                     137,136,098

Liabilities in Excess of Other Assets - (1.6%)                                                                           (2,108,353)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 135,027,745
                                                                                                                      =============

* Mortgage-Backed & Asset-Backed Obligations are subject to accelerated principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Program.
*** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                                $ 136,301,104
                                                                  =============
    Gross unrealized appreciation                                 $   1,716,587
    Gross unrealized depreciation                                      (881,593)
                                                                  -------------
    Net unrealized appreciation                                   $     834,994
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2005